Impairment of long-term assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of non-current assets
Impairment reversal (loss)	$ (325)	$ (480)	$ (2,741)
Oilfields
Impairment of non-current assets
Impairment reversal (loss)	(325)	(495)	(2,733)
Oil fields in Colombia | Oilfields | Reversal
Impairment of non-current assets
Carrying amount	2,534	3,109	9,815
Recoverable amount	3,991	6,131	18,113
Impairment reversal (loss)	391	880	364
Oil fields in Colombia | Oilfields | Loss
Impairment of non-current assets
Carrying amount	3,209	3,739	10,048
Recoverable amount	2,493	2,364	6,951
Impairment reversal (loss)	$ (716)	$ (1,375)	$ (3,097)